Discontinued Operations	6 Months Ended
Mar. 31, 2026
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

15. DISCONTINUED OPERATIONS

On September 25, 2025, the Group terminated the VIE Agreements and ceased to consolidate Jiangsu EZGO and its subsidiaries. The disposal and related discontinued operations presentation were disclosed in the Group’s audited consolidated financial statements included in its Annual Report on Form 20-F for the year ended September 30, 2025.

During the six months ended March 31, 2026, the Group did not have any revenues, expenses, cash flows, assets or liabilities related to the discontinued operations, and no material developments occurred with respect to the discontinued operations. The comparative results of discontinued operations for the six months ended March 31, 2025 are presented separately in the unaudited interim condensed consolidated statements of operations and cash flows.

	Six Months Ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Net revenues	$752,748	$-
Cost of revenues	(736,438)	-
Gross (loss) profit	16,310	-

Operating expenses:
Selling and marketing	(84,274)	-
General and administrative	(111,527)	-
Total operating expenses	(195,801)	-

Loss from discontinued operations	(179,491)	-

Other income (expenses):
Interest expenses	(12,969)	-
Interest income	12,261	-
Non-operating income, net	14,573	-
Total other income, net from discontinued operations	13,865	-

Loss from discontinued operations before income taxes and share of loss of equity method investments	(165,626)	-
Income tax expenses	-	-
Share of loss of equity method investments	(63,152)	-
Net loss from discontinued operations	(228,778)	-
Less: Net loss attributable to non-controlling interests from discontinued operations	(52,296)	-
Net loss attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation	$(176,482)	$-

	Six Months Ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Net cash provided by operating activities from discontinued operations	$750,707	$-
Net cash provided by investing activities from discontinued operations	203,511	-
Net cash provided by financing activities from discontinued operation	36,428	-